Income Tax and Deferred Taxes - Effects of Deferred Tax on Components of Other Comprehensive Income (Detail) $ in Thousands, in Thousands	12 Months Ended
	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLF ( )	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Amount Before Income Tax
Financial assets at fair value with changes in other comprehensive income	$ (9,125)		$ (3,673)	$ (411)
Cash flow hedge	267,540,328		(139,174,121)	(221,906,855)
Share of other comprehensive income from associates and joint ventures accounted for using the equity method	18,982		0
Foreign currency translation	(69,218,245)		73,114,966	107,492,316
Actuarial gains(losses) on defined-benefit pension plans	(8,545,834)		(7,777,204)	37,881
Total components of other comprehensive income (loss) before taxes	189,786,106		(73,840,032)	(114,377,069)
Income Tax Expense (Benefit)
Income tax related to financial assets at fair value with changes in other comprehensive income	2,464		992	111
Income tax related to cash flow hedge	(72,741,119)		36,883,401	60,650,786
Income tax related to defined benefit plans	2,308,510		2,099,845	(10,228)
Income tax related to components of other comprehensive income	(70,430,145)	(2,811,360)	38,984,238	60,640,669
Amount After Income Tax
Financial assets at fair value with changes in other comprehensive income	(6,661)		(2,681)	(300)
Cash flow hedge	194,799,209		(102,290,720)	(161,256,069)
Share of other comprehensive income from associates and joint ventures accounted for using the equity method	18,982
Foreign currency translation	(69,218,245)		73,114,966	107,492,316
Actuarial gains(losses) on defined-benefit pension plans	(6,237,324)		(5,677,359)	27,653
Total Other Comprehensive Income (Loss)	$ 119,355,961		$ (34,855,794)	$ (53,736,400)